STROOCK & STROOCK & LAVAN LLP
180 Maiden Lane
New York, New York 10038

December 4, 2006

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Attention: Chad Eskildsen

Re:	Spectra Fund (File Nos.: 811-1743, 333-138308) Registration Statement on Form N-14

Ladies and Gentlemen:

On behalf of Spectra Fund (the "Trust"), transmitted for filing pursuant to Rule 497 under the Securities Act of 1933, as amended, is the definitive version of the Trust's Registration Statement on Form N-14 (the "Registration Statement"), which contains a Prospectus/Proxy Statement (the "Prospectus/Proxy"), which reflects a proposal to the shareholders of Alger Green Institutional Fund (the "Fund"), a series of Alger Institutional Funds ("TAIF"), to transfer the Fund's assets, subject to its liabilities, to Spectra Green Fund (the "Acquiring Fund"), a series of the Trust. Both TAIF and the Trust are open-end registered investment companies advised by Fred Alger Management, Inc. ("Alger Management").

The Prospectus/Proxy is marked to show changes made in response to comments of the staff (the "Staff") of the Securities and Exchange Commission that were provided to me by Mr. Chad Eskildsen of the Staff via telephone on November 27, 2006 on the initial Registration Statement that was filed on October 30, 2006. For the convenience of the Staff, those comments have been restated below in their entirety, and the Trust's response is set out immediately following each comment. Capitalized terms used but not defined in this letter are used as defined in the Prospectus/Proxy.

PROSPECTUS

Comparison of the Fund and the Acquiring Fund : Fund Expenses and Performance

1.	Staff Comment: Please confirm that the expense table is correct. Specifically, please confirm that shareholders of the Acquiring Fund do not pay any shareholder fees in connection with their investment. Also, the fees and expenses table in the Registration Statement differs from the fees and expenses table filed as part of the prospectus for the Acquiring Fund in a separate filing made with the Staff. Please review and revise the fees and expenses table in the Registration Statement, as appropriate.

Response: Shareholders of the Acquiring Fund do not pay any shareholder fees in connection with their investment in the Acquiring Fund. The fees and expenses table has been revised to reflect the 2.00% redemption fee charged by the Acquiring Fund and to conform to the fees and expenses table filed as part of the prospectus for the Acquiring Fund, which reflected expenses for the fiscal year ended October 31, 2006.

2.	Staff Comment: In order to be able to state a contractual waiver of fees and expenses by the Alger Management in the footnotes of the fees and expenses table, the contractual waiver must extend for at least one year beyond the effective date of the Registration Statement. Please revise the dates in the footnotes to the fees and expenses table or remove the waiver language from the footnotes.

Response: The date has been revised to extend the waiver through February 28, 2008.

Comparison of the Fund and the Acquiring Fund : Expense Example

3.	Staff Comment: Please confirm that the Fund's Class I Shares will be the accounting survivor in the reorganization.

Response: Yes, the Fund's Class I Shares will be the accounting survivor in the reorganization, as the Class N shares of the Acquiring Fund will inherit the performance of the Class I shares of the Fund.

Capitalization of the Fund and the Acquiring Fund

4.	Staff Comment: Please add a column to the capitalization table to show the adjustments for each of the Fund and the Acquiring Fund of the reorganization costs.

Response: Alger Management has decided to bear the reorganization costs. No adjustment column is now necessary as the Fund and Acquiring Fund will bear no expenses related to the reorganization. The Registration Statement has been revised accordingly.

Reasons for the Reorganization

5.	Staff Comment: Please consider deleting the sentence describing the elimination of the duplication of resources, as the Acquiring Fund is not operational and was formed for the sole purpose of effecting the reorganization.

Response: The sentence has been deleted.

6.	Staff Comment: Please expand the disclosure surrounding the list of factors the Board considered in approving the reorganization, as listing the factors alone is not sufficient.

Response: The requested changes have been made as the disclosure of the Board's considerations has been enhanced to provide additional information and not merely list the factors considered.

Financial Statements and Experts

7.	Staff Comment: Please incorporate by reference, the Fund's financial statements for the semi-annual period ended April 30, 2006. Response: The requested change has been made.

GENERAL

8.	Staff Comment: We urge all persons who are responsible for the accuracy and adequacy of the disclosure in the filings reviewed by the Staff to be certain that they have provided all information investors require. Since the Trust and its management are in possession of all facts relating to the Trust's disclosure, they are responsible for the accuracy and adequacy of the disclosures they have made. In connection with responding to our comments, please provide, in writing, a statement from the Trust acknowledging that:

•	the Trust is responsible for the adequacy and accuracy of the disclosure in the filings;

•	Staff comments or changes to disclosure in response to Staff comments in the filings reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filing; and

•	the Trust may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Response: The requested letter from the Trust is filed with this letter.

*   *    *   *   *

We hope the Staff finds this letter and the revisions in the Registration Statement responsive to the Staff's comments. Should members of the Staff have any questions or comments regarding the Registration Statement, they should call the undersigned at 212.806.6443 or Gary L. Granik at 212.806.5790.

Very truly yours,

/s/ Nicole M. Runyan
Nicole M. Runyan

cc:	Hal Liebes, Esq. Lisa A. Moss, Esq. Gary L. Granik, Esq.

December 4, 2006

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549
Attention: Chad Eskildsen

Re:	Spectra Fund Registration Statement on Form N-14 (Registration Nos: 811-1743, 333-138308)

Ladies and Gentlemen:

At the request of the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”), the undersigned Registrant acknowledges the following:

•	the Registrant is responsible for the adequacy and accuracy of the disclosure in the filing;

•	Staff comments or changes to disclosure in response to Staff comments in the filing reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filing; and

•	the Registrant may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely,

SPECTRA FUND

By: /s/ Hal Liebes
       Name: Hal Liebes
       Title: Secretary